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                        CERTIFICATION UNDER RULE 497(j)

June 20, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re:     First SAFECO National Life Insurance Company of New York
        ("First SAFECO")
        First SAFECO Separate Account S ("Registrant")
        1933 Act File No. 333-6448
        1940 Act File No. 811-07949

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated June 16, 1997 for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed on June 16, 1997.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel